Capital Stock (Details) (USD $)	12 Months Ended				12 Months Ended
	Sep. 30, 2002	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2008	Sep. 30, 2008 Minimum [Member]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value
Preferred stock, shares issued		0
Percentage of additional beneficial ownership outstanding common stock for the rights to be exercisable for shareholders who holds fifteen percent of outstanding common stock	5.00%
Percentage of beneficial ownership outstanding common stock for the rights to be exercisable	15.00%
Rights exercise price				$ 150
Rights redemption price					$ 0.0025
Preferred shares reserved for issuance		500,000